Parametric

TABS 10-to-20 Year Laddered Municipal Bond Fund

October 31, 2020

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 94.7%

Security	Principal Amount (000’s omitted)	Value
Bond Bank — 2.3%
Vermont Bond Bank, (Vermont State Colleges System), 3.00%, 10/1/36	$460	$499,422

		$499,422

Education — 9.7%
Arizona State University, 4.00%, 7/1/40	$500	$587,595
Colorado School of Mines, 4.00%, 12/1/34	300	337,398
Los Ranchos de Albuquerque, NM, (Albuquerque Academy), 4.00%, 9/1/40	250	273,060
University of Hawaii, 3.00%, 10/1/31	150	168,789
University of Hawaii, 3.00%, 10/1/34	305	332,349
University of Michigan, 4.00%, 4/1/38	60	72,277
University of Michigan, 4.00%, 4/1/40	250	299,165

		$2,070,633

Electric Utilities — 0.3%
Missouri Joint Municipal Electric Utility Commission, (Prairie State Energy Campus), 4.00%, 12/1/35	$50	$54,861

		$54,861

General Obligations — 25.4%
Brookline, MA, 5.00%, 3/15/30	$250	$332,372
California, 4.00%, 9/1/32	225	259,970
Colonial School District, PA, 5.00%, 2/15/36	100	120,227
Connecticut, 4.00%, 6/1/31	250	301,130
Connecticut, 4.00%, 6/1/33	350	415,051
Humble Independent School District, TX, (PSF Guaranteed), 3.00%, 2/15/31(1)	250	288,570
Humble Independent School District, TX, (PSF Guaranteed), 3.00%, 2/15/33(1)	500	569,300
Illinois, 5.50%, 5/1/39	700	772,436
La Canada Unified School District, CA, (Election of 2017), 4.00%, 8/1/40	140	163,489
Lakeland, FL, 5.00%, 10/1/29	100	118,684
Lakeland, FL, 5.00%, 10/1/31	100	118,350
Lewis and Thurston Counties Centralia School District No. 401, WA, 5.00%, 12/1/37	145	176,861
Los Angeles Community College District, CA, (Election of 2008), 4.00%, 8/1/33	125	145,108
Mississippi Development Bank, (Rankin County School District), 4.00%, 6/1/38	160	182,048
Monterey Peninsula Community College District, CA, 4.00%, 8/1/33	100	114,177
Rowland Unified School District, CA, (Election of 2012), 0.00%, 8/1/34	400	240,440
Scituate, MA, 3.00%, 10/1/32	250	283,275
Virginia, 3.00%, 6/1/32(1)	350	405,930
Wickliffe School District, OH, 4.00%, 12/1/33	250	296,707
Williamson County, TX, 4.00%, 2/15/30	100	113,742

		$5,417,867

Security	Principal Amount (000’s omitted)	Value
Hospital — 14.5%
Allegheny County Hospital Development Authority, PA, (Allegheny Health Network Obligated Group), 5.00%, 4/1/31	$250	$305,352
Cobb County Kennestone Hospital Authority, GA, (WellStar Health System, Inc.), 4.00%, 4/1/34	250	291,717
Cobb County Kennestone Hospital Authority, GA, (WellStar Health System, Inc.), 4.00%, 4/1/39	500	572,640
Glynn-Brunswick Memorial Hospital Authority, GA, (Southeast Georgia Health System), 4.00%, 8/1/35	500	561,605
Illinois Finance Authority, (Riverside Health System), 4.00%, 11/15/32	250	281,375
Massachusetts Development Finance Agency, (Berkshire Retirement Community, Inc.), 5.00%, 7/1/31	50	55,872
New York Dormitory Authority, (Catholic Health System Obligated Group), 4.00%, 7/1/39	250	274,610
Richmond County Hospital Authority, GA, (University Health Services, Inc.), 4.00%, 1/1/36	150	165,506
Tampa, FL, (H. Lee Moffitt Cancer Center), 4.00%, 7/1/38	150	170,931
Tampa, FL, (H. Lee Moffitt Cancer Center), 5.00%, 7/1/35	100	124,958
University of North Carolina Hospitals at Chapel Hill, 4.00%, 2/1/36	150	174,047
West Virginia Hospital Finance Authority, (West Virginia United Health System Obligated Group), 4.00%, 6/1/29	100	113,086

		$3,091,699

Housing — 0.6%
Vermont Housing Finance Agency, (FHLMC), (FNMA), (GNMA), 3.85%, 11/1/33	$120	$134,353

		$134,353

Insured-Education — 2.4%
Northern Arizona University, (BAM), 5.00%, 6/1/31	$100	$130,088
Northern Arizona University, (BAM), 5.00%, 6/1/32	100	128,995
Patterson Joint Unified School District, CA, (Election 2018), (BAM), 5.00%, 8/1/29	200	246,260

		$505,343

Insured-General Obligations — 1.5%
Grossmont Union High School District, CA, (Election of 2008), (AGM), 0.00%, 8/1/33	$100	$62,744
Grossmont Union High School District, CA, (Election of 2008), (AGM), 0.00%, 8/1/35	100	56,602
Yonkers, NY, (BAM), 5.00%, 5/1/31	150	190,516

		$309,862

Insured-Transportation — 2.0%
New Orleans Aviation Board, LA, (AGM), 5.00%, 1/1/32	$100	$120,675
New Orleans Aviation Board, LA, (AGM), 5.00%, 1/1/33	100	119,670
New Orleans Aviation Board, LA, (AGM), 5.00%, 1/1/34	150	178,845

		$419,190

Lease Revenue/Certificates of Participation — 2.0%
New Jersey Economic Development Authority, (School Facilities Construction), 5.00%, 6/15/33	$150	$162,059
Palo Alto, CA, (California Avenue Parking Garage), 5.00%, 11/1/37	100	125,194
Palo Alto, CA, (California Avenue Parking Garage), 5.00%, 11/1/38	115	143,362

		$430,615

Security	Principal Amount (000’s omitted)	Value
Other Revenue — 2.8%
Fort Myers, FL, Capital Improvement Revenue, 5.00%, 12/1/30	$100	$120,969
Fort Myers, FL, Capital Improvement Revenue, 5.00%, 12/1/36	250	298,567
Wisconsin, Environmental Improvement Fund Revenue, 5.00%, 6/1/34	50	59,841
Wisconsin, Environmental Improvement Fund Revenue, 5.00%, 6/1/35	100	119,531

		$598,908

Senior Living/Life Care — 8.1%
Baltimore County, MD, (Riderwood Village, Inc.), 4.00%, 1/1/32	$350	$390,306
Colorado Health Facilities Authority, (Covenant Living Communities and Services), 4.00%, 12/1/40	500	545,835
Maryland Health and Higher Educational Facilities Authority, (Broadmead), 5.00%, 7/1/31	150	165,758
Maryland Health and Higher Educational Facilities Authority, (Broadmead), 5.00%, 7/1/32	220	242,502
Missouri Health and Educational Facilities Authority, (Lutheran Senior Services), 5.00%, 2/1/31	100	112,475
Orange County Health Facilities Authority, FL, (Presbyterian Retirement Communities), 5.00%, 8/1/35	150	167,455
Westchester County Local Development Corp., NY, (Kendal on Hudson), 5.00%, 1/1/34	100	103,471

		$1,727,802

Special Tax Revenue — 3.0%
Baltimore, MD, Special Tax Obligation, 5.00%, 6/15/29	$50	$55,843
Queen Creek, AZ, Excise Tax and State Shared Revenue, 4.00%, 8/1/37	480	574,675

		$630,518

Transportation — 16.6%
Bay Area Toll Authority, CA, Toll Bridge Revenue, (San Francisco Bay Area), 1.02%, (SIFMA + 0.90%), 5/1/23 (Put Date), 4/1/47(2)	$150	$151,349
Central Texas Regional Mobility Authority, 4.00%, 1/1/35	250	288,265
Central Texas Regional Mobility Authority, 4.00%, 1/1/36	200	229,612
Chicago, IL, (O’Hare International Airport), 4.00%, 1/1/36	500	563,855
Chicago, IL, (O’Hare International Airport), 5.00%, 1/1/37	250	289,812
Pennsylvania Turnpike Commission, 5.00%, 12/1/34	500	650,310
Port Authority of New York and New Jersey, 4.00%, 7/15/38	500	573,205
Salt Lake City, UT, (Salt Lake City International Airport), 5.00%, 7/1/36	200	243,468
Texas Transportation Commission, (Central Texas Turnpike System), 0.00%, 8/1/35	300	175,626
Texas Transportation Commission, (Central Texas Turnpike System), 0.00%, 8/1/38	500	247,795
Texas Transportation Commission, (Central Texas Turnpike System), 0.00%, 8/1/39	250	117,330

		$3,530,627

Water and Sewer — 3.5%
Buffalo Municipal Water Finance Authority, NY, 5.00%, 7/1/30	$50	$59,472
San Diego Public Facilities Financing Authority, CA, Water Revenue, 4.00%, 8/1/40	500	604,845
Tucson, AZ, Water System Revenue, 5.00%, 7/1/32	60	71,609

		$735,926

Total Tax-Exempt Investments — 94.7% (identified cost $19,361,091)		$20,157,626

Short-Term Investments — 9.0%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 0.12%(3)	1,919,444	$1,919,444

Total Short-Term Investments (identified cost $1,919,444)		$1,919,444

Total Investments — 103.7% (identified cost $21,280,535)		$22,077,070

Other Assets, Less Liabilities — (3.7)%		$(790,018)

Net Assets — 100.0%		$21,287,052

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

At October 31, 2020, the concentration of the Fund’s investments in the various states, determined as a percentage of net assets, is as follows:

California	10.9%
Others, representing less than 10% individually	83.8%

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At October 31, 2020, 5.6% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 2.4% to 3.2% of total investments.

(1)	When-issued security.

(2)	Floating rate security. The stated interest rate represents the rate in effect at October 31, 2020.

(3)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of October 31, 2020.

Abbreviations:

AGM	-	Assured Guaranty Municipal Corp.

BAM	-	Build America Mutual Assurance Co.

FHLMC	-	Federal Home Loan Mortgage Corp.

FNMA	-	Federal National Mortgage Association

GNMA	-	Government National Mortgage Association

PSF	-	Permanent School Fund

SIFMA	-	Securities Industry and Financial Markets Association Municipal Swap Index

The Fund did not have any open derivative instruments at October 31, 2020.

At October 31, 2020, the value of the Fund’s investment in affiliated funds was $1,919,444, which represents 9.0% of the Fund’s net assets. Transactions in affiliated funds by the Fund for the fiscal year to date ended October 31, 2020 were as follows:

Name of affiliated fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units, end of period
Short-Term Investments
Eaton Vance Cash Reserves Fund, LLC	$2,277,103	$15,867,841	$(16,225,306)	$1	$(195)	$1,919,444	$6,080	1,919,444

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At October 31, 2020, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Investments	$—	$20,157,626	$—	$20,157,626
Short-Term Investments	—	1,919,444	—	1,919,444
Total Investments	$—	$22,077,070	$—	$22,077,070

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.